Shareholders' Equity Options Activity U.S. Equity Plan (Details) (US Equity Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
US Equity Plan [Member]
Stock Options Activity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	15,043,505	9,932,214	8,340,574
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.68	$ 1.87	$ 1.87
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	8,047,600	1,955,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.48	$ 1.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(5,000)	(90,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 1.42	$ 1.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(850,523)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 1.92	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(2,080,786)	(273,360)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 1.71	$ 1.86
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	7.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0